Exhibit 99.1

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time. Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY

OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link
and go to the Glossary tab in the Monthly Investor Report section:	http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html
In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information
Outstanding Covered Bonds
Series (1)	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date (2)	Interest Basis	Rate Type
CB7	CHF500,000,000	1.1149700 C$/CHF	$557,485,000	2021/04/21	2.250%	Fixed
CB11	€2,000,000,000	1.3650000 C$/€	$2,730,000,000	2020/08/04	1.625%	Fixed
CB21	€1,000,000,000	1.3870000 C$/€	$1,387,000,000	2022/06/17	0.875%	Fixed
CB22	€279,500,000	1.4017000 C$/€	$391,775,150	2031/07/21	1.652%	Fixed
CB25	€1,250,000,000	1.4899000 C$/€	$1,862,375,000	2020/12/16	0.500%	Fixed
CB26	USD$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	2020/10/14	2.100%	Fixed
CB27	€410,500,000	1.4524599 C$/€	$596,234,800	2034/12/15	1.616%	Fixed
CB28	€100,000,000	1.5370000 C$/€	$153,700,000	2036/01/14	1.625%	Fixed
CB30	€1,500,000,000	1.4808000 C$/€	$2,221,200,000	2021/03/11	0.125%	Fixed
CB31	USD$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	2021/03/22	2.300%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	2021/09/14	3 month £ ICE LIBOR +0.400%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	2021/12/22	1.125%	Fixed
CB35	£650,000,000	1.7114000 C$/£	$1,112,410,000	2022/12/08	3 month £ LIBOR +0.230%	Floating
CB36	£750,000,000	1.7220000 C$/£	$1,291,500,000	2021/06/08	3 month £ LIBOR +0.270%	Floating
CB37	€1,500,000,000	1.5417000 C$/€	$2,312,550,000	2023/06/28	0.250%	Fixed
CB38	€1,500,000,000	1.5148000 C$/€	$2,272,200,000	2025/09/10	0.625%	Fixed
CB39	USD$1,700,000,000	1.2990000 C$/US$	$2,208,300,000	2021/10/22	3.350%	Fixed
CB40	€1,750,000,000	1.5160000 C$/€	$2,653,000,000	2024/01/29	0.250%	Fixed
CB41	€100,000,000	1.5110000 C$/€	$151,100,000	2039/03/14	1.384%	Fixed
CB42	€1,250,000,000	1.5040000 C$/€	$1,880,000,000	2026/06/19	0.050%	Fixed
CB43	$1,250,000,000	N/A	$1,250,000,000	2022/06/27	3 month BA +0.140%	Floating
CB44	USD$1,500,000,000	1.3244000 C$/US$	$1,986,600,000	2022/09/23	1.900%	Fixed
CB45	£1,000,000,000	1.6354000 C$/£	$1,635,400,000	2024/10/03	SONIA +0.580%	Floating
CB46	€150,000,000	1.4687000 C$/€	$220,305,000	2039/12/30	0.652%	Fixed
CB47	€1,500,000,000	1.4505000 C$/€	$2,175,750,000	2027/01/21	0.010%	Fixed
CB48	€120,000,000	1.4529000 C$/€	$174,348,000	2040/01/24	0.667%	Fixed
CB49	£1,250,000,000	1.7234000 C$/£	$2,154,250,000	2025/01/30	SONIA +0.470%	Floating
CB50	€1,000,000,000	1.5600000 C$/€	$1,560,000,000	2025/03/25	0.125%	Fixed
CB51 (3)	$2,500,000,000	N/A	$2,500,000,000	2021/04/24	3 month BA +0.100%	Floating
CB52	CHF200,000,000	1.4557000 C$/CHF	$291,140,000	2027/04/06	0.155%	Fixed
CB53 (3)	$5,000,000,000	N/A	$5,000,000,000	2021/09/27	3 month BA +0.200%	Floating
CB54 (3)	$5,000,000,000	N/A	$5,000,000,000	2022/09/27	3 month BA +0.450%	Floating
CB55 (3)	$5,000,000,000	N/A	$5,000,000,000	2023/03/27	3 month BA +0.500%	Floating
CB56 (3)	$5,000,000,000	N/A	$5,000,000,000	2023/09/27	3 month BA +0.600%	Floating
CB57	AUD$2,250,000,000	0.8909700 C$/AU$	$2,004,682,500	2023/04/24	3 month AUD BBSW +1.000%	Floating
Total			$65,326,620,450
OSFI Covered Bond Ratio:(4)(5)			2.91%	OSFI Covered Bond Ratio Limit:(4)		5.50%
OSFI Covered Bond Ratio:(4)			4.20%	OSFI Temporary Covered Bond Ratio Limit: (4)		10.00%

Weighted average maturity of Outstanding Covered Bonds (months)			35.95
Weighted average remaining term of Loans in Cover Pool (months)			31.18

Series Ratings	Moody's	DBRS	Fitch
CB7	Aaa	AAA	AAA
CB11	Aaa	AAA	AAA
CB21	Aaa	AAA	AAA
CB22	Aa3	AAA	AAA
CB25	Aaa	AAA	AAA
CB26	Aaa	AAA	AAA
CB27	Aaa	AAA	AAA
CB28	Aaa	AAA	AAA
CB30	Aaa	AAA	AAA
CB31	Aaa	AAA	AAA
CB33	Aaa	AAA	AAA
CB34	Aaa	AAA	AAA
CB35	Aaa	AAA	AAA
CB36	Aaa	AAA	AAA
CB37	Aaa	AAA	AAA
CB38	Aaa	AAA	AAA
CB39	Aaa	AAA	AAA
CB40	Aaa	AAA	AAA
CB41	Aaa	AAA	AAA
CB42	Aaa	AAA	AAA
CB43	Aaa	AAA	AAA
CB44	Aaa	AAA	AAA
CB45	Aaa	AAA	AAA
CB46	Aaa	AAA	AAA
CB47	Aaa	AAA	AAA
CB48	Aaa	AAA	AAA
CB49	Aaa	AAA	AAA
CB50	Aaa	AAA	AAA
CB51	Aaa	AAA	AAA
CB52	Aaa	AAA	AAA
CB53	Aaa	AAA	AAA
CB54	Aaa	AAA	AAA
CB55	Aaa	AAA	AAA
CB56	Aaa	AAA	AAA
CB57	Aaa	AAA	AAA

(1) Series CB58 C$ 5,000,000,000 3 month CDOR rate plus 0.45% per cent. Covered Bonds due December 1, 2023 closed on June 1, 2020 and Series CB59 C$ 5,000,000,000 3 month CDOR rate plus 0.45% per cent. Covered Bonds due March 1, 2024 closed on June 1, 2020 (after the Calculation Date) and accordingly have not been included in the Asset Coverage Test or other statistical information in this report.

(2) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

(3) Issued for purpose of accessing Bank of Canada facilities.

(4) Per OSFI's letter dated March 27, 2020, OSFI has provided temporary relief to allow Canadian federal deposit taking institutions to pledge covered bonds as collateral to the Bank of Canada by providing that assets pledged for covered bonds relative to total on-balance sheet assets not exceed 10.00% including instruments issued to the market and those pledged to Bank of Canada; provided that the maximum amount of pool assets relating to market instruments remains limited to 5.50%.

(5) Does not include assets pledged for covered bonds issued for the purpose of accessing Bank of Canada facilities.

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent (1)	The Bank of New York Mellon
(1)The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB32, CB51, CB53 to CB56 is Royal Bank of Canada. The Paying Agent in respect of CB52 is UBS AG.

Royal Bank of Canada's Ratings
	Moody's	DBRS	Fitch
Senior Debt(1) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA (high)	AA+/AA
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating ("dr") (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (dr)	F1+/AA+
Counterparty Risk Assessment (Short-Term/Long-Term)	P-1 (cr) / Aa2 (cr)	n/a	n/a
Derivative Counterparty Rating (Short-Term/Long-Term)	n/a	n/a	AA+(dcr)
Rating Outlook	Stable	Stable	Negative
Applicable Ratings of Standby Account Bank & Standby GDA Provider
	Moody's	DBRS	Fitch
Senior Debt(2) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA	AA/AA-
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (dr)	F1+ / AA-
Description of Ratings Triggers(3)(4)
A. Party Replacement
If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.
Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(5)
Standby Account Bank/GDA Provider (BMO)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(5)
Cash Manager (RBC)	P-2 (cr)	BBB (low) (long)	F2 & BBB+(6)
Servicer (RBC)	Baa3 (cr)	BBB (low) (long)	F2 & BBB+(6)
Interest Rate Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(6)
Covered Bond Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(6)
B. Specified Rating Related Action
i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset	Baa3 (cr)	n/a	BBB (long)(6)
Coverage/Amortization test on each Calculation Date
(b) Amounts received by the Cash Manager are required to be deposited directly into	P-1 (dr)	BBB (low)	F1 & A-(5)
the Transaction Account
(c) Amounts received by the Servicer are to be deposited directly to the GIC	P-1 (dr)	BBB (low)	F1 & A-(5)
Account and not provided to the Cash Manager
ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
a) Servicer is required to hold amounts received in a separate account and transfer	P-1 (dr)	BBB (low)	F1 & A-(5)
them to the Cash Manager or GIC Account, as applicable, within 2 business days
iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Establishment of the Reserve Fund	P-1(cr)	R-1 (mid) & A (low)	F1 & A-(5)
iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the
extent not already occurring) except as otherwise provided in the Covered Bond	Baa1 (cr)	BBB (high) (long)	BBB+ (dcr)
Swap Agreement
v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(6)
(b) Covered Bond Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(6)
Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bonds < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Includes: (a) senior debt issued prior to September 23, 2018; and (b) senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization “bail-in” regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody’s, AA by DBRS and AA by Fitch.

(2) Includes: (a) senior debt issued prior to September 23, 2018; and (b) senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization “bail-in” regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody’s, AA (low) by DBRS and AA- by Fitch.

(3) Where one rating or assessment is expressed, unless otherwise specified, such rating or assessment is short-term. Where two ratings or assessments are expressed, the first is short-term and the second is long-term. Unless otherwise specified, ratings or assessments are in respect of Senior Debt (or the Long-Term Issuer Default Rating in the case of Fitch) and Short-Term Debt (or the Short-Term Issuer Default Rating in the case of Fitch). Where two ratings or assessments are listed in respect of a relevant action, the action is required to be taken where the rating or assessment of the relvevant party falls below both such ratings or assessments.

(4) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(5) These ratings will be in respect of deposit ratings from Fitch following Fitch having assigned deposit ratings to the relevant party.

(6) These ratings will be in respect of Derivative Counterparty Ratings from Fitch and include the (dcr) reference following Fitch having assigned Derivative Counterparty Ratings to the relevant party.

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$65,326,620,450

A = lower of (i) LTV Adjusted True Balance, and	$107,892,074,872	A (i)	$115,996,808,040
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$107,892,074,872
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$982,444,714
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$106,909,630,157

Regulatory OC Minimum Calculation

A Lesser of (a) Cover Pool Collateral, and	$70,312,714,219	A(a)	$115,967,067,689*
(b) Cover Pool Collateral required to meet the Asset Coverage Test		A(b)	$70,312,714,219
B (C$ Equivalent of Outstanding Covered Bonds)	$65,326,620,450
Level of Overcollateralization (A/B)	107.63%
Regulatory OC Minimum	103.00%
*Amount includes Voluntary Overcollateralization and does not include Accrued Interest, Arrears of Interest or any other amount which is due or accrued on the Loans amount which has not been paid or capitalized.

Valuation Calculation

Trading Value of Covered Bonds	$67,892,446,198

A = LTV Adjusted Present Value	$116,569,734,065	Weighted Average Effective Yield of Performing Eligible Loans:	2.50%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$116,569,734,065

Intercompany Loan Balance

Guarantee Loan	$70,750,134,453
Demand Loan	$45,358,586,491
Total	$116,108,720,944

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
May 29, 2020	$58,901	0.00%

Cover Pool Flow of Funds

	29-May-2020		30-Apr-2020
Cash Inflows
Principal Receipts	$1,637,107,906	(1)	$1,293,308,930	(1)
Proceeds for sale of Loans	-		-
Draw on Intercompany Loan	-		$35,583,733,289
Revenue Receipts	$261,901,189		$173,384,533
Swap receipts	$174,490,114	(2)	$156,182,022	(3)
Swap Breakage Fee	-		$210,846,220
Cash Outflows
Swap payment	($261,901,189)	(2)	($173,384,533)	(3)
Intercompany Loan interest	($174,141,133)	(2)	($155,869,657)	(3)
Intercompany Loan principal	($1,637,107,906)	(1)(2)	($1,324,263,474)	(1)(3)
Purchase of Loans	-		($35,763,624,967)
Net inflows/(outflows)	$348,980		$312,364

(1) Includes Capitalized Interest on Loans. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of Capitalized Interest are included on a net basis in the Intercompany Loan principal.

(2) Cash settlement to occur on June 17, 2020

(3) Cash settlement occured on May 19, 2020

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Cover Pool Summary Statistics

Previous Month Ending Balance	$117,707,905,225
Current Month Ending Balance	$116,030,903,114
Number of Mortgages in Pool	525,709
Average Mortgage Size	$220,713
Ten Largest Mortgages as a % of Current Month Ending Balance	0.02%
Number of Properties	444,359
Number of Borrowers	415,994
	Original(1)	Indexed (2)
Weighted Average LTV - Authorized	69.24%	59.18%
Weighted Average LTV - Drawn	61.74%	53.24%
Weighted Average LTV - Original Authorized	71.20%
Weighted Average Mortgage Rate	2.73%
Weighted Average Seasoning (Months)	21.28
Weighted Average Original Term (Months)	52.88
Weighted Average Remaining Term (Months)	31.18

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	525,058	99.88	$115,906,897,242	99.89
30 to 59 days past due	188	0.04	$40,815,474	0.04
60 to 89 days past due	93	0.02	$19,354,973	0.02
90 or more days past due	370	0.07	$63,835,425	0.06
Total	525,709	100.00	$116,030,903,114	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	56,290	10.71	$11,467,293,532	9.88
British Columbia	94,659	18.01	$25,378,259,474	21.87
Manitoba	19,030	3.62	$2,687,491,255	2.32
New Brunswick	9,687	1.84	$967,985,073	0.83
Newfoundland and Labrador	6,455	1.23	$940,611,368	0.81
Northwest Territories	19	0.00	$1,909,858	0.00
Nova Scotia	14,238	2.71	$1,739,456,060	1.50
Nunavut	1	0.00	$38,250	0.00
Ontario	232,694	44.26	$59,105,750,578	50.94
Prince Edward Island	1,849	0.35	$223,394,013	0.19
Quebec	75,342	14.33	$11,215,438,921	9.67
Saskatchewan	15,352	2.92	$2,289,182,689	1.97
Yukon	93	0.02	$14,092,043	0.01
Total	525,709	100.00	$116,030,903,114	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,512	0.29	$237,669,566	0.20
499 and below	511	0.10	$97,115,767	0.08
500 - 539	1,004	0.19	$206,453,095	0.18
540 - 559	831	0.16	$183,580,423	0.16
560 - 579	1,196	0.23	$271,133,489	0.23
580 - 599	1,742	0.33	$414,391,471	0.36
600 - 619	2,818	0.54	$669,682,787	0.58
620 - 639	5,000	0.95	$1,217,912,890	1.05
640 - 659	7,887	1.50	$1,966,671,912	1.70
660 - 679	12,411	2.36	$2,997,444,437	2.58
680 - 699	17,740	3.37	$4,315,840,879	3.72
700 - 719	23,709	4.51	$5,634,471,064	4.86
720 - 739	28,067	5.34	$6,659,057,994	5.74
740 - 759	31,204	5.94	$7,400,012,940	6.38
760 - 779	35,600	6.77	$8,535,448,453	7.36
780 - 799	41,965	7.98	$10,049,443,085	8.66
800 and above	312,512	59.45	$65,174,572,861	56.17
Total	525,709	100.00	$116,030,903,114	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	427,571	81.33	$91,988,872,886	79.28
Variable	98,138	18.67	$24,042,030,227	20.72
Total	525,709	100.00	$116,030,903,114	100.00

Mortgage Asset Type Distribution

Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	127,693	24.29	$37,341,008,653	32.18
Mortgage Segment of All-in-One Product	398,016	75.71	$78,689,894,461	67.82
Total	525,709	100.00	$116,030,903,114	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	465,756	88.60	$101,866,052,245	87.79
Non-Owner Occupied	59,953	11.40	$14,164,850,868	12.21
Total	525,709	100.00	$116,030,903,114	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	72,887	13.86	$18,437,084,137	15.89
2.0000% - 2.4999%	54,013	10.27	$12,794,403,689	11.03
2.5000% - 2.9999%	222,607	42.34	$49,332,569,363	42.52
3.0000% - 3.4999%	130,414	24.81	$27,536,416,882	23.73
3.5000% - 3.9999%	41,139	7.83	$7,367,876,741	6.35
4.0000% - 4.4999%	2,472	0.47	$307,618,795	0.27
4.5000% - 4.9999%	536	0.10	$77,874,364	0.07
5.0000% - 5.4999%	104	0.02	$9,716,661	0.01
5.5000% - 5.9999%	12	0.00	$670,128	0.00
6.0000% - 6.4999%	1	0.00	$86,641	0.00
6.5000% - 6.9999%	0	0.00	$0	0.00
7.0000% and above	1,524	0.29	$166,585,711	0.14
Total	525,709	100.00	$116,030,903,114	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	98,924	18.82	$17,843,385,650	15.38
12.00 - 23.99	95,769	18.22	$19,737,434,791	17.01
24.00 - 35.99	117,302	22.31	$26,418,090,810	22.77
36.00 - 47.99	119,515	22.73	$28,595,992,865	24.65
48.00 - 59.99	88,767	16.89	$22,499,364,235	19.39
60.00 - 71.99	4,722	0.90	$824,860,295	0.71
72.00 - 83.99	434	0.08	$53,661,918	0.05
84.00 - 119.99	275	0.05	$57,538,803	0.05
120.00 and above	1	0.00	$573,746	0.00
Total	525,709	100.00	$116,030,903,114	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	158,286	30.11	$37,867,412,981	32.64
12.00 - 23.99	137,935	26.24	$31,415,617,544	27.08
24.00 - 35.99	122,497	23.30	$27,011,769,484	23.28
36.00 - 59.99	104,296	19.84	$19,379,245,191	16.70
60.00 and above	2,695	0.51	$356,857,913	0.31
Total	525,709	100.00	$116,030,903,114	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	156,996	29.86	$8,398,195,900	7.24
100,000 - 149,999	78,100	14.86	$9,759,534,474	8.41
150,000 - 199,999	68,427	13.02	$11,940,215,744	10.29
200,000 - 249,999	54,645	10.39	$12,260,191,346	10.57
250,000 - 299,999	42,612	8.11	$11,681,006,423	10.07
300,000 - 349,999	30,620	5.82	$9,917,547,017	8.55
350,000 - 399,999	22,692	4.32	$8,488,874,544	7.32
400,000 - 449,999	16,397	3.12	$6,953,615,414	5.99
450,000 - 499,999	12,935	2.46	$6,135,564,560	5.29
500,000 - 549,999	9,395	1.79	$4,926,258,406	4.25
550,000 - 599,999	7,546	1.44	$4,336,308,604	3.74
600,000 - 649,999	5,378	1.02	$3,358,219,496	2.89
650,000 - 699,999	4,126	0.78	$2,781,884,238	2.40
700,000 - 749,999	3,144	0.60	$2,276,977,815	1.96
750,000 - 799,999	2,501	0.48	$1,936,515,702	1.67
800,000 - 849,999	1,873	0.36	$1,544,065,412	1.33
850,000 - 899,999	1,564	0.30	$1,368,574,580	1.18
900,000 - 949,999	1,342	0.26	$1,241,425,703	1.07
950,000 - 999,999	1,051	0.20	$1,023,391,369	0.88
1,000,000 and above	4,365	0.83	$5,702,536,368	4.91
Total	525,709	100.00	$116,030,903,114	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	69,499	13.22	$13,931,071,146	12.01
Detached	379,542	72.20	$84,951,576,641	73.21
Duplex	5,910	1.12	$876,256,127	0.76
Fourplex	1,399	0.27	$260,231,905	0.22
Other	572	0.11	$80,644,498	0.07
Row (Townhouse)	37,947	7.22	$8,892,535,810	7.66
Semi-detached	29,277	5.57	$6,757,247,356	5.82
Triplex	1,563	0.30	$281,339,631	0.24
Total	525,709	100.00	$116,030,903,114	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	15,401	3.47	$1,175,504,124	1.01
20.01 - 25.00	8,556	1.93	$1,207,670,378	1.04
25.01 - 30.00	13,786	3.10	$2,354,496,886	2.03
30.01 - 35.00	20,977	4.72	$4,010,552,527	3.46
35.01 - 40.00	28,581	6.43	$6,202,950,515	5.35
40.01 - 45.00	38,012	8.55	$8,701,905,247	7.50
45.01 - 50.00	39,489	8.89	$9,253,482,296	7.98
50.01 - 55.00	43,444	9.78	$10,723,407,042	9.24
55.01 - 60.00	38,304	8.62	$11,353,683,037	9.79
60.01 - 65.00	42,839	9.64	$12,807,478,538	11.04
65.01 - 70.00	41,289	9.29	$12,690,267,562	10.94
70.01 - 75.00	50,805	11.43	$16,426,248,285	14.16
75.01 - 80.00	49,200	11.07	$14,932,892,877	12.87
> 80.00	13,676	3.08	$4,190,363,799	3.61
Total	444,359	100.00	$116,030,903,114	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	54,812	12.34	$4,869,334,792	4.20
20.01 - 25.00	21,759	4.90	$3,579,013,886	3.08
25.01 - 30.00	25,584	5.76	$5,068,164,345	4.37
30.01 - 35.00	28,917	6.51	$6,534,228,153	5.63
35.01 - 40.00	33,034	7.43	$8,260,485,663	7.12
40.01 - 45.00	35,247	7.93	$9,154,046,146	7.89
45.01 - 50.00	34,938	7.86	$9,689,676,699	8.35
50.01 - 55.00	34,470	7.76	$10,203,118,041	8.79
55.01 - 60.00	35,297	7.94	$11,378,040,849	9.81
60.01 - 65.00	36,272	8.16	$11,668,488,191	10.06
65.01 - 70.00	35,136	7.91	$11,637,935,703	10.03
70.01 - 75.00	39,176	8.82	$13,406,118,952	11.55
75.01 - 80.00	25,282	5.69	$9,099,943,067	7.84
> 80.00	4,435	1.00	$1,482,308,627	1.28
Total	444,359	100.00	$116,030,903,114	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Provincial Distribution by Indexed LTV- Drawn and Aging Summary

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Alberta
	20.00 and below	$263,661,803	$171,911	$155,445	$259,590	$264,248,749
	20.01 - 25.00	$209,167,817	$19,812	$0	$148,946	$209,336,575
	25.01 - 30.00	$266,818,987	$0	$0	$276,538	$267,095,525
	30.01 - 35.00	$374,935,795	$211,544	$393,680	$377,846	$375,918,864
	35.01 - 40.00	$500,064,515	$125,697	$279,750	$468,230	$500,938,192
	40.01 - 45.00	$616,032,552	$90,025	$49,310	$3,032,848	$619,204,735
	45.01 - 50.00	$709,246,917	$969,202	$450,105	$5,384,943	$716,051,167
	50.01 - 55.00	$773,266,956	$588,398	$1,100,875	$1,200,298	$776,156,526
	55.01 - 60.00	$870,845,062	$395,219	$866,795	$2,511,519	$874,618,596
	60.01 - 65.00	$1,031,785,945	$102,581	$0	$1,793,717	$1,033,682,242
	65.01 - 70.00	$1,244,573,357	$277,847	$0	$3,206,453	$1,248,057,657
	70.01 - 75.00	$1,592,276,416	$1,052,727	$251,744	$3,248,591	$1,596,829,478
	75.01 - 80.00	$1,804,507,660	$0	$1,082,305	$2,452,134	$1,808,042,099
	> 80.00	$1,174,889,802	$0	$324,768	$1,898,555	$1,177,113,126
Total Alberta		$11,432,073,584	$4,004,962	$4,954,778	$26,260,208	$11,467,293,532

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia
	20.00 and below	$1,521,553,966	$566,492	$346,992	$301,783	$1,522,769,233
	20.01 - 25.00	$1,058,244,801	$170,397	$0	$0	$1,058,415,198
	25.01 - 30.00	$1,498,427,008	$1,743,425	$165,432	$2,219,423	$1,502,555,287
	30.01 - 35.00	$1,848,972,503	$216,362	$152,870	$1,698,100	$1,851,039,834
	35.01 - 40.00	$2,254,481,636	$1,539,640	$660,667	$989,083	$2,257,671,026
	40.01 - 45.00	$2,238,583,102	$48,633	$87,429	$823,509	$2,239,542,672
	45.01 - 50.00	$2,096,616,749	$1,437,191	$0	$69,840	$2,098,123,780
	50.01 - 55.00	$2,099,317,472	$383,632	$261,262	$0	$2,099,962,366
	55.01 - 60.00	$1,916,439,934	$175,419	$645,837	$120,328	$1,917,381,518
	60.01 - 65.00	$2,397,776,372	$0	$0	$279,428	$2,398,055,800
	65.01 - 70.00	$1,991,806,735	$1,049,207	$152,337	$558,066	$1,993,566,345
	70.01 - 75.00	$2,034,012,949	$1,254,087	$0	$267,086	$2,035,534,122
	75.01 - 80.00	$2,182,778,549	$779,402	$421,616	$0	$2,183,979,567
	> 80.00	$219,662,726	$0	$0	$0	$219,662,726
Total British Columbia		$25,358,674,501	$9,363,887	$2,894,442	$7,326,645	$25,378,259,474

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba
	20.00 and below	$62,083,366	$300	$0	$0	$62,083,666
	20.01 - 25.00	$41,642,399	$0	$59,667	$48,832	$41,750,899
	25.01 - 30.00	$62,125,104	$0	$0	$0	$62,125,104
	30.01 - 35.00	$84,358,661	$0	$0	$42,900	$84,401,561
	35.01 - 40.00	$116,935,748	$0	$0	$171,164	$117,106,912
	40.01 - 45.00	$148,849,588	$102,156	$0	$0	$148,951,744
	45.01 - 50.00	$186,057,784	$0	$0	$271,778	$186,329,562
	50.01 - 55.00	$215,057,086	$0	$208,155	$0	$215,265,241
	55.01 - 60.00	$229,631,780	$0	$93,370	$0	$229,725,150
	60.01 - 65.00	$289,933,438	$224,422	$0	$331,424	$290,489,284
	65.01 - 70.00	$361,950,119	$506,777	$0	$392,255	$362,849,151
	70.01 - 75.00	$478,713,734	$484,265	$0	$732,161	$479,930,160
	75.01 - 80.00	$377,225,121	$181,790	$0	$242,737	$377,649,648
	> 80.00	$28,833,174	$0	$0	$0	$28,833,174
Total Manitoba		$2,683,397,101	$1,499,711	$361,193	$2,233,251	$2,687,491,255

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick
	20.00 and below	$31,344,915	$0	$37,868	$0	$31,382,784
	20.01 - 25.00	$24,363,203	$0	$0	$0	$24,363,203
	25.01 - 30.00	$30,681,272	$0	$0	$108,043	$30,789,316
	30.01 - 35.00	$50,411,689	$0	$0	$0	$50,411,689
	35.01 - 40.00	$66,158,807	$132,313	$84,008	$73,031	$66,448,158
	40.01 - 45.00	$87,544,241	$72,242	$0	$358,476	$87,974,959
	45.01 - 50.00	$85,932,373	$250,594	$0	$183,525	$86,366,493
	50.01 - 55.00	$91,175,812	$81,583	$234,500	$0	$91,491,895
	55.01 - 60.00	$84,774,220	$46,244	$0	$86,899	$84,907,363
	60.01 - 65.00	$88,385,716	$0	$0	$224,810	$88,610,527
	65.01 - 70.00	$115,281,185	$0	$55,394	$188,575	$115,525,154
	70.01 - 75.00	$133,069,896	$0	$88,472	$0	$133,158,367
	75.01 - 80.00	$69,185,229	$0	$0	$0	$69,185,229
	> 80.00	$7,369,936	$0	$0	$0	$7,369,936
Total New Brunswick		$965,678,495	$582,977	$500,242	$1,223,359	$967,985,073

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland and Labrador
	20.00 and below	$24,974,156	$7,047	$0	$39,760	$25,020,962
	20.01 - 25.00	$19,910,103	$0	$0	$0	$19,910,103
	25.01 - 30.00	$30,429,358	$0	$34,817	$0	$30,464,175
	30.01 - 35.00	$43,051,268	$0	$0	$0	$43,051,268
	35.01 - 40.00	$61,431,676	$0	$0	$0	$61,431,676
	40.01 - 45.00	$87,202,175	$0	$0	$95,932	$87,298,107
	45.01 - 50.00	$110,793,586	$0	$0	$0	$110,793,586
	50.01 - 55.00	$102,589,180	$0	$0	$768,464	$103,357,644
	55.01 - 60.00	$83,256,292	$0	$0	$184,181	$83,440,473
	60.01 - 65.00	$97,521,809	$193,965	$186,737	$0	$97,902,511
	65.01 - 70.00	$99,238,571	$0	$0	$0	$99,238,571
	70.01 - 75.00	$122,675,749	$0	$0	$166,965	$122,842,714
	75.01 - 80.00	$53,184,356	$56,993	$0	$0	$53,241,349
	> 80.00	$2,618,228	$0	$0	$0	$2,618,228
Total Newfoundland and Labrador		$938,876,507	$258,004	$221,554	$1,255,302	$940,611,368

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories
	20.00 and below	$553,506	$0	$0	$0	$553,506
	20.01 - 25.00	$68,985	$0	$0	$0	$68,985
	25.01 - 30.00	$153,009	$0	$0	$0	$153,009
	30.01 - 35.00	$430,183	$0	$0	$0	$430,183
	35.01 - 40.00	$439,167	$0	$0	$0	$439,167
	40.01 - 45.00	$91,206	$0	$0	$0	$91,206
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$173,802	$0	$0	$0	$173,802
Total Northwest Territories		$1,909,858	$0	$0	$0	$1,909,858

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia
	20.00 and below	$53,434,221	$389	$28,161	$0	$53,462,771
	20.01 - 25.00	$37,082,851	$39,619	$0	$0	$37,122,470
	25.01 - 30.00	$50,443,714	$89,830	$64,235	$86,614	$50,684,392
	30.01 - 35.00	$68,375,205	$0	$0	$90,602	$68,465,807
	35.01 - 40.00	$94,263,419	$95,420	$162,596	$428,796	$94,950,231
	40.01 - 45.00	$127,478,397	$0	$0	$474,374	$127,952,772
	45.01 - 50.00	$153,543,119	$0	$681,421	$300,614	$154,525,153
	50.01 - 55.00	$156,734,110	$0	$0	$122,495	$156,856,605
	55.01 - 60.00	$183,249,422	$0	$212,861	$131,525	$183,593,809
	60.01 - 65.00	$240,128,265	$0	$0	$252,108	$240,380,373
	65.01 - 70.00	$272,577,179	$0	$506	$0	$272,577,685
	70.01 - 75.00	$200,182,743	$0	$132,097	$0	$200,314,840
	75.01 - 80.00	$93,890,008	$0	$0	$0	$93,890,008
	> 80.00	$4,679,145	$0	$0	$0	$4,679,145
Total Nova Scotia		$1,736,061,797	$225,258	$1,281,877	$1,887,129	$1,739,456,060

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut
	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$38,250	$0	$0	$0	$38,250
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$38,250	$0	$0	$0	$38,250

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario
	20.00 and below	$2,480,587,243	$478,086	$315,411	$649,208	$2,482,029,947
	20.01 - 25.00	$1,870,713,016	$1,547,834	$0	$404,273	$1,872,665,124
	25.01 - 30.00	$2,687,223,159	$1,935,886	$633,463	$701,421	$2,690,493,930
	30.01 - 35.00	$3,469,814,373	$622,341	$1,606,271	$287,982	$3,472,330,967
	35.01 - 40.00	$4,375,871,222	$896,521	$347,388	$227,032	$4,377,342,162
	40.01 - 45.00	$4,792,384,837	$3,016,245	$218,596	$1,411,881	$4,797,031,559
	45.01 - 50.00	$5,048,809,672	$2,239,469	$534,964	$1,422,012	$5,053,006,117
	50.01 - 55.00	$5,197,881,460	$1,470,976	$149,277	$2,819,864	$5,202,321,577
	55.01 - 60.00	$6,298,275,441	$1,893,450	$380,276	$3,067,339	$6,303,616,505
	60.01 - 65.00	$5,625,874,708	$1,459,724	$269,046	$0	$5,627,603,478
	65.01 - 70.00	$5,991,439,347	$3,794,104	$670,325	$0	$5,995,903,776
	70.01 - 75.00	$7,442,010,151	$1,218,853	$1,928,362	$1,197,093	$7,446,354,459
	75.01 - 80.00	$3,770,278,345	$0	$0	$0	$3,770,278,345
	> 80.00	$14,772,631	$0	$0	$0	$14,772,631
Total Ontario		$59,065,935,604	$20,573,488	$7,053,380	$12,188,106	$59,105,750,578

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island
	20.00 and below	$6,109,056	$0	$0	$0	$6,109,056
	20.01 - 25.00	$4,536,206	$0	$0	$0	$4,536,206
	25.01 - 30.00	$7,559,342	$0	$0	$0	$7,559,342
	30.01 - 35.00	$8,948,490	$0	$0	$0	$8,948,490
	35.01 - 40.00	$12,403,746	$0	$0	$0	$12,403,746
	40.01 - 45.00	$18,046,939	$0	$87,385	$0	$18,134,324
	45.01 - 50.00	$18,234,029	$0	$0	$0	$18,234,029
	50.01 - 55.00	$19,560,669	$0	$0	$0	$19,560,669
	55.01 - 60.00	$28,701,139	$200,509	$0	$0	$28,901,648
	60.01 - 65.00	$26,518,401	$0	$0	$0	$26,518,401
	65.01 - 70.00	$21,657,693	$0	$0	$0	$21,657,693
	70.01 - 75.00	$31,283,720	$0	$0	$0	$31,283,720
	75.01 - 80.00	$17,750,206	$0	$0	$0	$17,750,206
	> 80.00	$1,796,483	$0	$0	$0	$1,796,483
Total Prince Edward Island		$223,106,119	$200,509	$87,385	$0	$223,394,013

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec
	20.00 and below	$341,834,480	$59,866	$50,364	$45,224	$341,989,934
	20.01 - 25.00	$248,865,103	$67,117	$0	$299,014	$249,231,233
	25.01 - 30.00	$334,129,429	$167,943	$0	$0	$334,297,372
	30.01 - 35.00	$445,811,376	$113,684	$0	$157,695	$446,082,755
	35.01 - 40.00	$591,233,169	$54,650	$64,211	$0	$591,352,030
	40.01 - 45.00	$761,655,392	$594,182	$0	$249,637	$762,499,211
	45.01 - 50.00	$995,074,333	$113,153	$420,631	$782,082	$996,390,200
	50.01 - 55.00	$1,271,144,967	$116,456	$101,613	$1,296,922	$1,272,659,958
	55.01 - 60.00	$1,465,989,253	$317,322	$346,952	$907,230	$1,467,560,757
	60.01 - 65.00	$1,673,930,309	$1,216,257	$279,843	$566,055	$1,675,992,464
	65.01 - 70.00	$1,336,080,027	$620,735	$225,082	$0	$1,336,925,844
	70.01 - 75.00	$1,109,515,721	$86,066	$0	$447,537	$1,110,049,325
	75.01 - 80.00	$612,053,911	$0	$0	$321,980	$612,375,891
	> 80.00	$18,031,946	$0	$0	$0	$18,031,946
Total Quebec		$11,205,349,416	$3,527,433	$1,488,696	$5,073,376	$11,215,438,921

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan
	20.00 and below	$80,743,583	$0	$28,119	$19,607	$80,791,309
	20.01 - 25.00	$60,806,623	$63,615	$63,737	$177,647	$61,111,621
	25.01 - 30.00	$92,027,244	$0	$86,477	$165,936	$92,279,657
	30.01 - 35.00	$129,168,255	$0	$172,085	$295,392	$129,635,732
	35.01 - 40.00	$175,853,804	$0	$0	$208,483	$176,062,287
	40.01 - 45.00	$262,421,047	$0	$0	$1,031,056	$263,452,104
	45.01 - 50.00	$266,413,381	$515,632	$96,137	$2,110,857	$269,136,006
	50.01 - 55.00	$263,138,912	$0	$64,872	$994,313	$264,198,097
	55.01 - 60.00	$203,250,144	$0	$0	$1,116,084	$204,366,228
	60.01 - 65.00	$189,242,297	$0	$0	$49,900	$189,292,196
	65.01 - 70.00	$190,553,271	$0	$0	$0	$190,553,271
	70.01 - 75.00	$248,438,099	$0	$0	$0	$248,438,099
	75.01 - 80.00	$113,982,537	$0	$0	$0	$113,982,537
	> 80.00	$5,883,544	$0	$0	$0	$5,883,544
Total Saskatchewan		$2,281,922,741	$579,246	$511,427	$6,169,275	$2,289,182,689

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon
	20.00 and below	$1,354,969	$0	$0	$0	$1,354,969
	20.01 - 25.00	$1,017,492	$0	$0	$0	$1,017,492
	25.01 - 30.00	$1,236,131	$0	$0	$0	$1,236,131
	30.01 - 35.00	$1,231,670	$0	$0	$0	$1,231,670
	35.01 - 40.00	$4,282,633	$0	$0	$218,774	$4,501,408
	40.01 - 45.00	$1,973,904	$0	$0	$0	$1,973,904
	45.01 - 50.00	$871,014	$0	$0	$0	$871,014
	50.01 - 55.00	$1,674,658	$0	$0	$0	$1,674,658
	55.01 - 60.00	$230,798	$0	$0	$0	$230,798
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$13,873,269	$0	$0	$218,774	$14,092,043

Grand Total		$115,906,897,242	$40,815,474	$19,354,973	$63,835,425	$116,030,903,114

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (%)

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Alberta
	20.00 and below	0.23	0.00	0.00	0.00	0.23
	20.01 - 25.00	0.18	0.00	0.00	0.00	0.18
	25.01 - 30.00	0.23	0.00	0.00	0.00	0.23
	30.01 - 35.00	0.32	0.00	0.00	0.00	0.32
	35.01 - 40.00	0.43	0.00	0.00	0.00	0.43
	40.01 - 45.00	0.53	0.00	0.00	0.00	0.53
	45.01 - 50.00	0.61	0.00	0.00	0.00	0.62
	50.01 - 55.00	0.67	0.00	0.00	0.00	0.67
	55.01 - 60.00	0.75	0.00	0.00	0.00	0.75
	60.01 - 65.00	0.89	0.00	0.00	0.00	0.89
	65.01 - 70.00	1.07	0.00	0.00	0.00	1.08
	70.01 - 75.00	1.37	0.00	0.00	0.00	1.38
	75.01 - 80.00	1.56	0.00	0.00	0.00	1.56
	> 80.00	1.01	0.00	0.00	0.00	1.01
Total Alberta		9.85	0.00	0.00	0.02	9.88

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia
	20.00 and below	1.31	0.00	0.00	0.00	1.31
	20.01 - 25.00	0.91	0.00	0.00	0.00	0.91
	25.01 - 30.00	1.29	0.00	0.00	0.00	1.29
	30.01 - 35.00	1.59	0.00	0.00	0.00	1.60
	35.01 - 40.00	1.94	0.00	0.00	0.00	1.95
	40.01 - 45.00	1.93	0.00	0.00	0.00	1.93
	45.01 - 50.00	1.81	0.00	0.00	0.00	1.81
	50.01 - 55.00	1.81	0.00	0.00	0.00	1.81
	55.01 - 60.00	1.65	0.00	0.00	0.00	1.65
	60.01 - 65.00	2.07	0.00	0.00	0.00	2.07
	65.01 - 70.00	1.72	0.00	0.00	0.00	1.72
	70.01 - 75.00	1.75	0.00	0.00	0.00	1.75
	75.01 - 80.00	1.88	0.00	0.00	0.00	1.88
	> 80.00	0.19	0.00	0.00	0.00	0.19
Total British Columbia		21.86	0.01	0.00	0.01	21.87

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba
	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.07	0.00	0.00	0.00	0.07
	35.01 - 40.00	0.10	0.00	0.00	0.00	0.10
	40.01 - 45.00	0.13	0.00	0.00	0.00	0.13
	45.01 - 50.00	0.16	0.00	0.00	0.00	0.16
	50.01 - 55.00	0.19	0.00	0.00	0.00	0.19
	55.01 - 60.00	0.20	0.00	0.00	0.00	0.20
	60.01 - 65.00	0.25	0.00	0.00	0.00	0.25
	65.01 - 70.00	0.31	0.00	0.00	0.00	0.31
	70.01 - 75.00	0.41	0.00	0.00	0.00	0.41
	75.01 - 80.00	0.33	0.00	0.00	0.00	0.33
	> 80.00	0.02	0.00	0.00	0.00	0.02
Total Manitoba		2.31	0.00	0.00	0.00	2.32

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick
	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.07	0.00	0.00	0.00	0.07
	50.01 - 55.00	0.08	0.00	0.00	0.00	0.08
	55.01 - 60.00	0.07	0.00	0.00	0.00	0.07
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.11	0.00	0.00	0.00	0.11
	75.01 - 80.00	0.06	0.00	0.00	0.00	0.06
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total New Brunswick		0.83	0.00	0.00	0.00	0.83

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland and Labrador
	20.00 and below	0.02	0.00	0.00	0.00	0.02
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.05	0.00	0.00	0.00	0.05
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.10	0.00	0.00	0.00	0.10
	50.01 - 55.00	0.09	0.00	0.00	0.00	0.09
	55.01 - 60.00	0.07	0.00	0.00	0.00	0.07
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.09	0.00	0.00	0.00	0.09
	70.01 - 75.00	0.11	0.00	0.00	0.00	0.11
	75.01 - 80.00	0.05	0.00	0.00	0.00	0.05
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.81	0.00	0.00	0.00	0.81

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories
	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.00	0.00	0.00	0.00	0.00

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia
	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.11	0.00	0.00	0.00	0.11
	45.01 - 50.00	0.13	0.00	0.00	0.00	0.13
	50.01 - 55.00	0.14	0.00	0.00	0.00	0.14
	55.01 - 60.00	0.16	0.00	0.00	0.00	0.16
	60.01 - 65.00	0.21	0.00	0.00	0.00	0.21
	65.01 - 70.00	0.23	0.00	0.00	0.00	0.23
	70.01 - 75.00	0.17	0.00	0.00	0.00	0.17
	75.01 - 80.00	0.08	0.00	0.00	0.00	0.08
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.50	0.00	0.00	0.00	1.50

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut
	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario
	20.00 and below	2.14	0.00	0.00	0.00	2.14
	20.01 - 25.00	1.61	0.00	0.00	0.00	1.61
	25.01 - 30.00	2.32	0.00	0.00	0.00	2.32
	30.01 - 35.00	2.99	0.00	0.00	0.00	2.99
	35.01 - 40.00	3.77	0.00	0.00	0.00	3.77
	40.01 - 45.00	4.13	0.00	0.00	0.00	4.13
	45.01 - 50.00	4.35	0.00	0.00	0.00	4.35
	50.01 - 55.00	4.48	0.00	0.00	0.00	4.48
	55.01 - 60.00	5.43	0.00	0.00	0.00	5.43
	60.01 - 65.00	4.85	0.00	0.00	0.00	4.85
	65.01 - 70.00	5.16	0.00	0.00	0.00	5.17
	70.01 - 75.00	6.41	0.00	0.00	0.00	6.42
	75.01 - 80.00	3.25	0.00	0.00	0.00	3.25
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Ontario		50.91	0.02	0.01	0.01	50.94

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island
	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.02	0.00	0.00	0.00	0.02
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.02	0.00	0.00	0.00	0.02
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.03	0.00	0.00	0.00	0.03
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.19	0.00	0.00	0.00	0.19

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec
	20.00 and below	0.29	0.00	0.00	0.00	0.29
	20.01 - 25.00	0.21	0.00	0.00	0.00	0.21
	25.01 - 30.00	0.29	0.00	0.00	0.00	0.29
	30.01 - 35.00	0.38	0.00	0.00	0.00	0.38
	35.01 - 40.00	0.51	0.00	0.00	0.00	0.51
	40.01 - 45.00	0.66	0.00	0.00	0.00	0.66
	45.01 - 50.00	0.86	0.00	0.00	0.00	0.86
	50.01 - 55.00	1.10	0.00	0.00	0.00	1.10
	55.01 - 60.00	1.26	0.00	0.00	0.00	1.26
	60.01 - 65.00	1.44	0.00	0.00	0.00	1.44
	65.01 - 70.00	1.15	0.00	0.00	0.00	1.15
	70.01 - 75.00	0.96	0.00	0.00	0.00	0.96
	75.01 - 80.00	0.53	0.00	0.00	0.00	0.53
	> 80.00	0.02	0.00	0.00	0.00	0.02
Total Quebec		9.66	0.00	0.00	0.00	9.67

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan
	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.11	0.00	0.00	0.00	0.11
	35.01 - 40.00	0.15	0.00	0.00	0.00	0.15
	40.01 - 45.00	0.23	0.00	0.00	0.00	0.23
	45.01 - 50.00	0.23	0.00	0.00	0.00	0.23
	50.01 - 55.00	0.23	0.00	0.00	0.00	0.23
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.16	0.00	0.00	0.00	0.16
	65.01 - 70.00	0.16	0.00	0.00	0.00	0.16
	70.01 - 75.00	0.21	0.00	0.00	0.00	0.21
	75.01 - 80.00	0.10	0.00	0.00	0.00	0.10
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Saskatchewan		1.97	0.00	0.00	0.01	1.97

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon
	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.01	0.00	0.00	0.00	0.01

Grand Total		99.89	0.04	0.02	0.06	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)
Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below
	Score Unavailable	$31,943,005	0.03
	499 and below	$1,663,168	0.00
	500 - 539	$3,953,142	0.00
	540 - 559	$5,723,737	0.00
	560 - 579	$3,386,871	0.00
	580 - 599	$5,561,927	0.00
	600 - 619	$10,052,554	0.01
	620 - 639	$13,304,013	0.01
	640 - 659	$24,519,962	0.02
	660 - 679	$40,607,040	0.03
	680 - 699	$67,421,364	0.06
	700 - 719	$103,480,743	0.09
	720 - 739	$129,679,343	0.11
	740 - 759	$157,985,951	0.14
	760 - 779	$190,454,755	0.16
	780 - 799	$263,397,666	0.23
	800 and above	$3,818,661,646	3.29
Total		$4,871,796,887	4.20

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00
	Score Unavailable	$18,325,710	0.02
	499 and below	$1,523,743	0.00
	500 - 539	$5,063,415	0.00
	540 - 559	$3,216,259	0.00
	560 - 579	$3,338,821	0.00
	580 - 599	$5,027,046	0.00
	600 - 619	$8,247,751	0.01
	620 - 639	$17,042,736	0.01

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

	640 - 659	$31,901,833	0.03
	660 - 679	$37,079,998	0.03
	680 - 699	$68,481,711	0.06
	700 - 719	$97,717,899	0.08
	720 - 739	$124,831,386	0.11
	740 - 759	$137,772,808	0.12
	760 - 779	$164,049,311	0.14
	780 - 799	$217,212,654	0.19
	800 and above	$2,638,696,024	2.27
Total		$3,579,529,109	3.08

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00
	Score Unavailable	$20,033,533	0.02
	499 and below	$2,404,625	0.00
	500 - 539	$7,142,836	0.01
	540 - 559	$8,072,642	0.01
	560 - 579	$7,946,434	0.01
	580 - 599	$11,362,699	0.01
	600 - 619	$15,406,149	0.01
	620 - 639	$28,168,965	0.02
	640 - 659	$45,996,852	0.04
	660 - 679	$72,569,604	0.06
	680 - 699	$109,471,972	0.09
	700 - 719	$153,726,431	0.13
	720 - 739	$198,894,885	0.17
	740 - 759	$221,577,021	0.19
	760 - 779	$274,282,884	0.24
	780 - 799	$368,624,920	0.32
	800 and above	$3,524,050,789	3.04
Total		$5,069,733,239	4.37

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00
	Score Unavailable	$20,260,150	0.02
	499 and below	$5,433,430	0.00
	500 - 539	$11,421,006	0.01
	540 - 559	$8,357,677	0.01
	560 - 579	$11,209,369	0.01
	580 - 599	$15,818,888	0.01
	600 - 619	$23,334,582	0.02
	620 - 639	$42,878,070	0.04
	640 - 659	$68,606,876	0.06
	660 - 679	$112,543,767	0.10
	680 - 699	$160,602,682	0.14
	700 - 719	$230,352,238	0.20
	720 - 739	$268,100,154	0.23
	740 - 759	$322,958,099	0.28
	760 - 779	$376,732,851	0.32
	780 - 799	$466,005,073	0.40
	800 and above	$4,387,372,159	3.78
Total		$6,531,987,071	5.63

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00
	Score Unavailable	$28,571,314	0.02
	499 and below	$5,711,568	0.00
	500 - 539	$10,225,623	0.01
	540 - 559	$9,377,042	0.01
	560 - 579	$16,022,705	0.01
	580 - 599	$19,461,815	0.02
	600 - 619	$34,833,134	0.03
	620 - 639	$62,486,160	0.05
	640 - 659	$96,771,656	0.08
	660 - 679	$169,557,193	0.15
	680 - 699	$238,657,737	0.21
	700 - 719	$318,011,657	0.27
	720 - 739	$377,729,915	0.33
	740 - 759	$430,407,095	0.37
	760 - 779	$518,936,266	0.45
	780 - 799	$636,907,727	0.55
	800 and above	$5,286,978,388	4.56
Total		$8,260,646,996	7.12

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00
	Score Unavailable	$21,237,175	0.02
	499 and below	$8,297,995	0.01
	500 - 539	$18,241,785	0.02
	540 - 559	$13,205,622	0.01
	560 - 579	$22,146,292	0.02
	580 - 599	$30,904,652	0.03
	600 - 619	$48,242,929	0.04
	620 - 639	$94,696,262	0.08
	640 - 659	$139,949,676	0.12
	660 - 679	$215,664,195	0.19
	680 - 699	$297,172,896	0.26
	700 - 719	$420,181,451	0.36
	720 - 739	$489,251,432	0.42
	740 - 759	$516,310,357	0.44
	760 - 779	$649,375,455	0.56
	780 - 799	$753,016,206	0.65
	800 and above	$5,416,212,917	4.67
Total		$9,154,107,298	7.89

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00
	Score Unavailable	$15,728,154	0.01
	499 and below	$10,348,732	0.01
	500 - 539	$17,819,666	0.02
	540 - 559	$16,260,240	0.01
	560 - 579	$29,596,991	0.03
	580 - 599	$40,380,238	0.03
	600 - 619	$61,604,885	0.05
	620 - 639	$90,145,320	0.08
	640 - 659	$148,295,921	0.13
	660 - 679	$220,329,030	0.19
	680 - 699	$329,825,919	0.28
	700 - 719	$426,400,057	0.37
	720 - 739	$552,678,770	0.48
	740 - 759	$619,070,753	0.53
	760 - 779	$721,459,927	0.62
	780 - 799	$843,719,498	0.73
	800 and above	$5,546,163,007	4.78
Total		$9,689,827,107	8.35

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00
	Score Unavailable	$14,857,498	0.01
	499 and below	$8,905,999	0.01
	500 - 539	$22,633,120	0.02
	540 - 559	$17,484,689	0.02
	560 - 579	$20,944,583	0.02
	580 - 599	$43,443,990	0.04
	600 - 619	$57,281,846	0.05
	620 - 639	$101,815,939	0.09
	640 - 659	$163,392,310	0.14
	660 - 679	$256,640,240	0.22
	680 - 699	$406,646,595	0.35
	700 - 719	$511,413,002	0.44
	720 - 739	$587,169,252	0.51
	740 - 759	$718,320,375	0.62
	760 - 779	$775,061,747	0.67
	780 - 799	$910,145,165	0.78
	800 and above	$5,587,348,888	4.82
Total		$10,203,505,238	8.79

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00
	Score Unavailable	$12,499,984	0.01
	499 and below	$10,696,874	0.01
	500 - 539	$20,013,630	0.02
	540 - 559	$17,809,003	0.02
	560 - 579	$31,416,058	0.03
	580 - 599	$34,590,457	0.03
	600 - 619	$65,184,759	0.06
	620 - 639	$115,282,085	0.10
	640 - 659	$217,291,256	0.19
	660 - 679	$290,749,340	0.25
	680 - 699	$441,028,923	0.38
	700 - 719	$585,040,275	0.50
	720 - 739	$713,465,489	0.61
	740 - 759	$774,638,339	0.67
	760 - 779	$909,664,043	0.78
	780 - 799	$1,124,343,729	0.97
	800 and above	$6,014,628,599	5.18
Total		$11,378,342,844	9.81

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00
	Score Unavailable	$17,952,132	0.02
	499 and below	$10,016,939	0.01
	500 - 539	$21,436,968	0.02
	540 - 559	$19,776,265	0.02
	560 - 579	$24,497,902	0.02
	580 - 599	$43,211,992	0.04
	600 - 619	$68,453,125	0.06
	620 - 639	$126,245,379	0.11
	640 - 659	$217,827,910	0.19
	660 - 679	$331,183,698	0.29
	680 - 699	$520,619,738	0.45
	700 - 719	$628,412,317	0.54
	720 - 739	$761,584,492	0.66
	740 - 759	$849,182,239	0.73
	760 - 779	$963,759,383	0.83
	780 - 799	$1,073,473,556	0.93
	800 and above	$5,990,893,242	5.16
Total		$11,668,527,275	10.06

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00
	Score Unavailable	$16,431,312	0.01
	499 and below	$9,446,915	0.01
	500 - 539	$18,894,052	0.02
	540 - 559	$17,452,576	0.02
	560 - 579	$30,679,846	0.03
	580 - 599	$51,329,632	0.04
	600 - 619	$70,666,015	0.06
	620 - 639	$153,254,072	0.13
	640 - 659	$240,825,001	0.21
	660 - 679	$366,886,383	0.32
	680 - 699	$492,998,053	0.42
	700 - 719	$658,535,166	0.57
	720 - 739	$709,560,482	0.61
	740 - 759	$832,265,652	0.72
	760 - 779	$902,007,777	0.78
	780 - 799	$1,067,626,087	0.92
	800 and above	$5,997,996,124	5.17
Total		$11,636,855,145	10.03

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00
	Score Unavailable	$14,008,860	0.01
	499 and below	$15,593,284	0.01
	500 - 539	$29,903,153	0.03
	540 - 559	$27,038,903	0.02
	560 - 579	$30,819,851	0.03
	580 - 599	$60,104,611	0.05
	600 - 619	$114,141,749	0.10
	620 - 639	$199,672,928	0.17
	640 - 659	$310,092,534	0.27
	660 - 679	$460,809,847	0.40
	680 - 699	$617,694,631	0.53
	700 - 719	$803,882,300	0.69
	720 - 739	$931,368,870	0.80
	740 - 759	$994,324,157	0.86

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/29/2020

	760 - 779	$1,151,342,081	0.99
	780 - 799	$1,250,177,601	1.08
	800 and above	$6,393,759,924	5.51
Total		$13,404,735,285	11.55

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00
	Score Unavailable	$4,285,680	0.00
	499 and below	$5,880,178	0.01
	500 - 539	$16,082,409	0.01
	540 - 559	$15,638,615	0.01
	560 - 579	$31,038,846	0.03
	580 - 599	$45,674,960	0.04
	600 - 619	$77,775,036	0.07
	620 - 639	$147,462,191	0.13
	640 - 659	$219,050,944	0.19
	660 - 679	$349,665,642	0.30
	680 - 699	$474,667,046	0.41
	700 - 719	$585,453,654	0.50
	720 - 739	$670,992,542	0.58
	740 - 759	$692,006,925	0.60
	760 - 779	$815,139,229	0.70
	780 - 799	$945,732,529	0.82
	800 and above	$4,003,828,453	3.45
Total		$9,100,374,880	7.84

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00
	Score Unavailable	$1,535,058	0.00
	499 and below	$1,192,315	0.00
	500 - 539	$3,622,290	0.00
	540 - 559	$4,167,153	0.00
	560 - 579	$8,088,921	0.01
	580 - 599	$7,518,564	0.01
	600 - 619	$14,458,273	0.01
	620 - 639	$25,458,769	0.02
	640 - 659	$42,149,181	0.04
	660 - 679	$73,158,460	0.06
	680 - 699	$90,551,614	0.08
	700 - 719	$111,863,873	0.10
	720 - 739	$143,750,984	0.12
	740 - 759	$133,193,169	0.11
	760 - 779	$123,182,742	0.11
	780 - 799	$129,060,674	0.11
	800 and above	$567,982,701	0.49
Total		$1,480,934,741	1.28

Grand Total		$116,030,903,114	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report Appendix Housing Price Index Methodology

Indexation Methodology

The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceIndex.ca

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan. First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitanareas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuationto the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property. Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index

The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information. As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index. The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property. This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan. In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - May 29, 2020	Page 20 of 20